Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Financial assets:
Derivative financial instruments	¥ 6,443,748	¥ 5,521,617
Others	5,309,839	4,250,454
Financial liabilities:
Derivative financial instruments	6,966,336	4,949,433
Financial liabilities designated at fair value through profit or loss	455,734	239,519
At fair value [member]
Financial assets:
Derivative financial instruments	6,443,748	5,521,617
Investment securities at fair value through other comprehensive income	32,665,451	30,979,446
Financial liabilities:
Derivative financial instruments	6,966,336	4,949,433
Financial liabilities designated at fair value through profit or loss	455,734	239,519
Others	(2,135)	9,151
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	2,703,985	2,325,865
Financial liabilities:
Derivative financial instruments	2,987,531	2,175,060
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	102,313	66,602
Financial liabilities:
Derivative financial instruments	159,117	90,498
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	21,967	24,559
Financial liabilities:
Derivative financial instruments	27,480	28,545
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	33,410	18,064
Investment securities at fair value through other comprehensive income	468,713	447,605
Financial liabilities:
Derivative financial instruments	23,015	18,095
Financial liabilities designated at fair value through profit or loss	291,086	166,896
Others	(3,052)	1,104
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial assets:
Financial assets at fair value through profit or loss	0
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	291,086	166,896
At fair value [member] | Level 3 [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	6	289
Financial liabilities:
Derivative financial instruments	7,168	3,877
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	5,951	507
Financial liabilities:
Derivative financial instruments	4,299	5,848
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	26,804	15,411
Financial liabilities:
Derivative financial instruments	11,420	8,279
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	649	1,857
Financial liabilities:
Derivative financial instruments	¥ 128	¥ 91
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	16.00%	15.00%
Quanto correlation	7.00%	8.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	99.00%	98.00%
Quanto correlation	30.00%	30.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	¥ 5,951	¥ 507
Financial liabilities:
Derivative financial instruments	¥ 4,299	¥ 5,848
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	29.00%	27.00%
Foreign exchange volatility	11.00%	7.00%
Quanto correlation	7.00%	7.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	99.00%	98.00%
Foreign exchange volatility	39.00%	31.00%
Quanto correlation	49.00%	48.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Prepayment Rate	22.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	¥ 26,804	¥ 15,411
Financial liabilities:
Derivative financial instruments	¥ 11,420	¥ 8,279
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	17.00%	17.00%
Equity to equity correlation	45.00%	36.00%
Quanto correlation	(16.00%)	(33.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	79.00%	61.00%
Equity to equity correlation	92.00%	97.00%
Quanto correlation	35.00%	35.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	¥ 649	¥ 1,857
Financial liabilities:
Derivative financial instruments	¥ 128	¥ 91
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	25.00%	90.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | CDO pricing model [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Additional withdrawal ratio		45.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 693,013	¥ 561,450
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	12.00%	9.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	41.00%	32.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	17.00%	26.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Monte Carlo simulation model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	38.00%	41.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
Loss given default rate	10.00%	10.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	23.00%	12.00%
Loss given default rate	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 35,884	¥ 32,777
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Loss given default rate	90.00%	90.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	2.00%	2.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	¥ 468,713	¥ 447,605
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	9.3	9.4
Price/Book value multiple	0.3	0.2
EV/EBITDA multiple	5.8	3.1
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Earnings multiple	48.5	63.6
Price/Book value multiple	2.2	2.9
EV/EBITDA multiple	15.5	14.8
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	43.00%	36.00%
Interest rate to interest rate correlation	29.00%	27.00%
Quanto correlation	(16.00%)	(33.00%)
Volatility	13.00%	17.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	93.00%	93.00%
Interest rate to interest rate correlation	30.00%	98.00%
Quanto correlation	49.00%	48.00%
Volatility	57.00%	50.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	25.00%	30.00%
At fair value [member] | Level 3 [member] | Others [member]
Financial assets:
Others	¥ 0
Financial liabilities:
Others	¥ (3,052)	¥ 1,104
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	57.00%	48.00%
Interest rate to interest rate correlation	16.00%	15.00%
Quanto correlation	7.00%	(27.00%)
Volatility	17.00%	17.00%
Foreign exchange volatility	12.00%	9.00%
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	93.00%	97.00%
Interest rate to interest rate correlation	99.00%	98.00%
Quanto correlation	49.00%	48.00%
Volatility	49.00%	53.00%
Foreign exchange volatility	41.00%	32.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	15.00%	15.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	90.00%	90.00%